THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102

November 30, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:     497(j) Filing for The Prudential Investment Portfolios, Inc.

Registration Numbers. 33-61997 & 811-07343

Ladies and Gentlemen:

     In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and the Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N1-A, which was electronically filed with the Commission on November 30, 2011.

Thank you for your attention to this filing. Please direct any questions to the undersigned at (973) 802-6469.

                    Sincerely,

               By: /s/ Jonathan D. Shain

                         Jonathan D. Shain

                         Assistant Secretary